Note 6 - Allowance for Loan Losses and Credit Quality Information - Classified and Unclassified Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans receivable	$ 653,791	$ 604,435
Classified [Member]
Loans receivable	39,365	34,427
Classified [Member] | Special Mention [Member]
Loans receivable	20,026	14,768
Classified [Member] | Substandard [Member]
Loans receivable	19,160	19,490
Classified [Member] | Doubtful [Member]
Loans receivable	161	104
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	18	65
Unclassified [Member]
Loans receivable	614,426	570,008
Residential Portfolio Segment [Member]
Loans receivable	135,023	120,064
Residential Portfolio Segment [Member] | Classified [Member]
Loans receivable	4,093	2,918
Residential Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	1,219	1,118
Residential Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	2,845	1,765
Residential Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	29	35
Residential Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Residential Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	130,930	117,146
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	380,704	350,195
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	202,400	192,502
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	178,304	157,693
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Real Estate Loan [Member]
Loans receivable	11,548	12,603
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Loans receivable	18,524	9,704
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans receivable	8,065	3,489
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Special Mention [Member] | Commercial Real Estate Other [Member]
Loans receivable	8,774	4,451
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans receivable	3,483	9,114
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Substandard [Member] | Commercial Real Estate Other [Member]
Loans receivable	9,750	5,253
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Doubtful [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Real Estate Loan [Member]
Loans receivable	190,852	179,899
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Loans receivable	159,780	147,989
Consumer Portfolio Segment [Member]
Loans receivable	55,391	69,949
Consumer Portfolio Segment [Member] | Classified [Member]
Loans receivable	750	976
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	600	842
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	132	69
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	18	65
Consumer Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	54,641	68,973
Commercial Portfolio Segment [Member]
Loans receivable	82,673	64,227
Commercial Portfolio Segment [Member] | Classified [Member]
Loans receivable	4,450	8,226
Commercial Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Loans receivable	1,968	5,710
Commercial Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Loans receivable	2,482	2,516
Commercial Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Unclassified [Member]
Loans receivable	$ 78,223	$ 56,001